Preliminary Purchase Price Allocation (Tables)	12 Months Ended
Dec. 31, 2025
Preliminary Purchase Price Allocation
Schedule of pro forma adjustments

Consideration:
Cash	₩	15,000,337

Identifiable assets acquired and liabilities assumed:
Current assets	₩	22,669,199
Non-current assets		6,519,741
Intangible assets		12,722,547
Deferred tax liability		(2,574,000)
Total liabilities		(19,442,642)
Non-controlling interest		(13,070,905)
Net identifiable assets acquired	₩	6,823,940
Goodwill		8,176,397
Net assets acquired	₩	15,000,337

Schedule of Preliminary identifiable intangible assets

		Approximate Fair Value	Estimated Useful Lives	Valuation Methodology
Customer relationships	₩	2,457,000	9.8 years	Multi-period excess earnings method
Backlog		2,884,000	5 years	Multi-period excess earnings methos
Technology		4,716,000	7 years	Relief from royalty method
Brand		1,643,000	Indefinite	Relief from royalty method
Other intangible assets		1,022,547	5 years	Replacement Cost method
Total intangible assets	₩	12,722,547